FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending - Mortgages [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	£ 288,235	£ 290,985
Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	210,543	217,925
Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	42,609	42,621
Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	28,304	23,241
Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	5,672	5,390
Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	1,107	1,808
Stage 1 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	257,797
Stage 1 [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	186,974
Stage 1 [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	38,865
Stage 1 [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	26,353
Stage 1 [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	5,136
Stage 1 [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	469
Stage 2 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	13,654
Stage 2 [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	10,853
Stage 2 [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	1,704
Stage 2 [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	837
Stage 2 [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	154
Stage 2 [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	106
Stage 3 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	1,393
Stage 3 [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	1,058
Stage 3 [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	176
Stage 3 [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	90
Stage 3 [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	33
Stage 3 [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	36
Purchased or originated credit-impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	15,391
Purchased or originated credit-impaired [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	11,658
Purchased or originated credit-impaired [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	1,864
Purchased or originated credit-impaired [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	1,024
Purchased or originated credit-impaired [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	349
Purchased or originated credit-impaired [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	£ 496
Financial assets neither past due nor impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		281,472
Financial assets neither past due nor impaired [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		211,366
Financial assets neither past due nor impaired [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		41,323
Financial assets neither past due nor impaired [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		22,421
Financial assets neither past due nor impaired [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		5,036
Financial assets neither past due nor impaired [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		1,326
Financial assets past due but not impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		5,627
Financial assets past due but not impaired [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		4,211
Financial assets past due but not impaired [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		754
Financial assets past due but not impaired [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		422
Financial assets past due but not impaired [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		145
Financial assets past due but not impaired [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		95
Financial assets impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		3,886
Financial assets impaired [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		2,348
Financial assets impaired [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		544
Financial assets impaired [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		398
Financial assets impaired [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		209
Financial assets impaired [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio		£ 387